Non-controlling interest - Summarized financial information (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022		Dec. 31, 2022 [1]	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	$ 1,078,179			$ 1,078,179			$ 1,252,935
Current liabilities	(1,156,059)			(1,156,059)			(1,266,387)
Noncurrent assets	4,606,163			4,606,163			5,067,798
Non-current liabilities	(3,777,536)			(3,777,536)			(3,694,116)
Accumulated non-controlling interest at the end of the year	236,448	$ 230,440		236,448	$ 230,440		$ 227,200	$ 223,188
Revenue	546,204	467,683	[2]	1,148,732	913,815	[2]
Loss for the period	(1,248,283)	(178,574)	[2]	(1,240,508)	(163,455)	[2]
Other comprehensive (loss)/income	580,774	(123,006)	[2]	624,966	9,653	[2]
Total comprehensive loss for the period	(667,509)	(301,580)	[2]	(615,542)	(153,802)	[2]
Loss allocated to non-controlling interest during the period	6,852	(25,866)	[2]	9,248	7,252	[2]
Cash flows generated from operating activities	243,643	191,314		478,933	339,417
Cash flows used in investing activities	(261,904)	(617,546)		(450,153)	(1,117,696)
Cash flows generated from financing activities	20,748	547,188		17,146	489,301
Net increase/(decrease) in cash and cash equivalents	2,487	120,956		45,926	(288,978)
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest at the end of the year	222,274	212,307		222,274	212,307
Loss allocated to non-controlling interest during the period				(5,529)	(2,181)
I-Systems Solues de Infraestrutura S.A. | I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Current assets	108,564	102,445		108,564	102,445
Current liabilities	(40,538)	(38,834)		(40,538)	(38,834)
Current net assets	68,026	63,611		68,026	63,611
Noncurrent assets	524,956	462,122		524,956	462,122
Non-current liabilities	(139,280)	(92,453)		(139,280)	(92,453)
Non-current net assets	385,676	369,669		385,676	369,669
Net assets	$ 453,702	$ 433,280		453,702	433,280
Revenue				34,179	27,649
Loss for the period				(11,283)	(4,451)
Other comprehensive (loss)/income				31,622	12,169
Total comprehensive loss for the period				20,339	7,718
Cash flows generated from operating activities				11,193	17,434
Cash flows used in investing activities				(52,294)	(37,197)
Cash flows generated from financing activities				33,680	(2)
Net increase/(decrease) in cash and cash equivalents				$ (7,421)	$ (19,765)

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.